Note 8 - Derivative Liability on Warrants (Details) - Changes in Fair Value of Derivative Warrants (USD $)	3 Months Ended		12 Months Ended		1 Months Ended	6 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Nov. 30, 2014	Dec. 31, 2013
Note 8 - Derivative Liability on Warrants (Details) - Changes in Fair Value of Derivative Warrants [Line Items]
Change in fair value included in net loss	$ (19,215)	$ (5,851)	$ 32,239	$ 47,310
Warrants exercised			1,090,910
Warrant [Member]
Note 8 - Derivative Liability on Warrants (Details) - Changes in Fair Value of Derivative Warrants [Line Items]
Balance	0	1,123,149	1,123,149			1,170,459
Change in fair value included in net loss	(19,215)		(32,239)		32,239	(47,310)
Warrants exercised			(1,090,910)
Balance			$ 0	$ 1,123,149		$ 1,123,149